Short-term Bank Loans - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Short-term Debt [Line Items]
Short-term bank loan	¥ 5,000	$ 727	¥ 266,019
Weighted average interest rate	5.23%	5.23%	4.68%